Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2022
Registrant Name	dei_EntityRegistrantName	LEGG MASON ETF INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001645194
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 13, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 13, 2023
Prospectus Date	rr_ProspectusDate	Jul. 29, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A